Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
ASSETS
Interest-bearing deposits	$ 7,606	$ 8,769
Prepaid expenses and other assets	754	610
Total assets	318,394	308,485
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	251,191	241,339
Shareholders' equity	67,203	67,146	$ 67,515
Total liabilities and shareholders' equity	318,394	308,485
Parent Company [Member]
ASSETS
Other interest-bearing deposits	23	20
Prepaid expenses and other assets	742	702
Total assets	67,235	67,186
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	32	40
Total liabilities	32	40
Shareholders' equity	67,203	67,146
Total liabilities and shareholders' equity	67,235	67,186
Parent Company [Member] | First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits	794	692
Investment	18,342	18,165
Parent Company [Member] | Frankfort First [Member]
ASSETS
Investment	46,526	46,315
Parent Company [Member] | First Federal of Kentucky [Member]
ASSETS
Interest-bearing deposits	$ 808	$ 1,292